Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accrued Expenses [Abstract]
Summary of accrued expenses
	March 31, 2018	December 31, 2017

Clinical trial expenses	$1,271,888	$1,011,666
Other	334,938	131,640
Total	$1,606,826	$1,143,306

	For the Years Ended December 31,
	2017	2016

Clinical trial expenses	$1,011,666	$741,174
Other	131,640	64,944
Total	$1,143,306	$806,118